CUSTOMER DEPOSITS (Details Textual) $ in Millions, $ in Millions	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 154,885,224	$ 51,905.2		$ 143,887,055
Education entities [Member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	1,189,343
services sector [Member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	10,201,383
science and technology [Member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	1,884,123
hydrocarbons [Member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	3,113,098
transport [Member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	1,990,271
others in the sector [Member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 20,104,194

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.